SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of property and equpiment
Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Summary of fair value liabilities
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$174,800	$174,800	$—	$—
Senior Secured Notes-8.25%	840,000	913,500	913,500	—	—
As of March 30, 2013	$1,000,000	$1,088,300	$1,088,300	$—	$—
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—

Components of accumulated other comprehensive (loss) income
The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign currency translation	Minimum pension liability adjustments	Accumulated other comprehensive (loss) income
Balance at December 31, 2009	$4,104	$(3,780)	$324
Net current period change	1,639	(740)	899
Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)
Balance at December 31, 2011	5,052	(11,120)	(6,068)
Net current period change	835	(1,103)	(268)
Balance at December 31, 2012	$5,887	$(12,223)	$(6,336)

Computation of pro forma earnings (loss) per common share
The following details the computation of the pro forma loss per common share:

For the three months ended
March 30, 2013
(amounts in thousands (except per share data))	(unaudited)
Net loss	$(28,137)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	26,379,501
Conversion of Ply Gem Prime Holdings preferred stock	22,582,993
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	(0.43)

The following details the computation of the pro forma loss per common share:

For the year ended December 31,
2012
(amounts in thousands (except per share data))	(unaudited)
Pro forma net loss	$(43,918)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	27,900,729
Conversion of Ply Gem Prime Holdings preferred stock	21,061,765
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	$(0.68)